Pension and Other Postretirement Benefit Plans - Summary of Estimated Future Benefit Payments Under Pension and Other Postretirement Benefit Plans (Detail) (USD $)
In Thousands, unless otherwise specified
Dec. 31, 2013
Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2014	$ 25,000
2015	26,000
2016	27,000
2017	27,000
2018	28,000
2019-2023	147,000
Other Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2014	$ 1,000